Document and Entity Information	Oct. 21, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2020
Entity Registrant Name	Cadence Bancorporation
Entity Central Index Key	0001614184
Entity Emerging Growth Company	false
Entity File Number	001-38058
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	47-1329858
Entity Address, Address Line One	2800 Post Oak Boulevard
Entity Address, Address Line Two	Suite 3800
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(713)
Local Phone Number	871-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	CADE
Security Exchange Name	NYSE